Disaggregated Revenues - Schedule of Revenues Disaggregated by Service Lines (Details)	6 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)
Over time:
Total revenue	RM 12,777,311	$ 3,130,159	RM 13,944,813
Over time [Member] | Development of new aquaculture and agriculture farms [Member]
Over time:
Total revenue
Over time [Member] | Upgrading of aquaculture and agriculture farms [Member]
Over time:
Total revenue	12,777,311	3,130,159	13,868,859
At point in time [Member] | Sales of industrial supplies [Member]
Over time:
Total revenue		$ 0	RM 75,954